COMPULSORY LOAN - Balances (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
COMPULSORY LOAN
Opening balance	R$ 1,216,335	R$ 1,047,109
Ingress of resources	44,746
Provision for Implantation of Shares	101,813	107,652
Debt charges	9,360	30,791
Interest payment	(11,518)	(1,328)
Monetary adjustment	26,632	32,111
Write-off	(97,766)
Final balance	R$ 1,289,602	R$ 1,216,335